DIsclosure of Net Defined Benefit Liability Asset (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Change in plan liabilities
Balances – Beginning of the period	$ 29,412	$ 15,435
Current service cost	20	65
Interest cost	80	88
Employee contributions	2
Actuarial gain arising from changes in financial assumptions	(3,194)	(1,130)
Past service cost associated with multi-employer plan		16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases		556
Benefits paid	(166)	(511)
Impact of foreign exchange rate changes	(553)	(1,228)
Balances – End of the period	25,601	29,412
Change in plan assets
Balances – Beginning of the period	11,927
Presentation of plan assets as of December 31, 2021		11,963
Remeasurement of plan assets	(445)
Employer contributions	12
Benefits paid	(57)
Impact of foreign exchange rate changes	(224)	(36)
Balances – End of the period	11,215	11,927
Net liability of the unfunded plans	11,075	12,749
Net liability of the funded plans	3,311	4,736
Net amount recognized as Employee future benefits	14,386	17,485
Amounts recognized:
In net loss	100	(153)
In other comprehensive loss	(3,078)	2,408
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	29,313
Current service cost	17
Interest cost	80
Employee contributions	2
Actuarial gain arising from changes in financial assumptions	(3,194)
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(165)
Impact of foreign exchange rate changes	(551)
Balances – End of the period	25,502	29,313
Change in plan assets
Balances – Beginning of the period	11,927
Presentation of plan assets as of December 31, 2021
Remeasurement of plan assets	(445)
Employer contributions	12
Benefits paid	(57)
Impact of foreign exchange rate changes	(224)
Balances – End of the period	11,215	11,927
Net liability of the unfunded plans	10,976
Net liability of the funded plans	3,311
Net amount recognized as Employee future benefits	14,287
Amounts recognized:
In net loss	97
In other comprehensive loss	(3,076)
Other Benefit Plans [Member]
Change in plan liabilities
Balances – Beginning of the period	99
Current service cost	3
Interest cost
Employee contributions
Actuarial gain arising from changes in financial assumptions
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(1)
Impact of foreign exchange rate changes	(2)
Balances – End of the period	99	99
Change in plan assets
Balances – Beginning of the period
Presentation of plan assets as of December 31, 2021
Remeasurement of plan assets
Employer contributions
Benefits paid
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	99
Net liability of the funded plans
Net amount recognized as Employee future benefits	99
Amounts recognized:
In net loss	3
In other comprehensive loss	$ (2)